Disclosure of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Office expenses	$ 2,507	$ 1,720
Travel and personnel expenses	1,949	1,949
Professional fees	2,806	1,519
Insurance, bad debts and governance	1,208	1,230
Operating expenses	$ 8,470	$ 6,418